Financial risk management objectives and policies - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	$ (18,004)	$ (28,258)
Expected credit loss allowance recognition period	12 months
Accumulated Impairment
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	$ 3,877	5,101
Accumulated Impairment | Trade notes and accounts receivable
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	$ 3,877	$ 5,101